UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     November 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $2,182,681 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS TIPS BD  464287176    45609   374577 SH       SOLE                   374577        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440    40114   369854 SH       SOLE                   369854        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   202710  3824711 SH       SOLE                  3824711        0        0
ISHARES TR                     RUSSELL 1000     464287622   239531  3013725 SH       SOLE                  3013725        0        0
ISHARES TR                     RUSSELL 2000     464287655    44922   538375 SH       SOLE                   538375        0        0
ISHARES TR                     AGENCY BD FD     464288166     1331    11671 SH       SOLE                    11671        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    42622  1101351 SH       SOLE                  1101351        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   361348  3310259 SH       SOLE                  3310259        0        0
ISHARES TR                     BARCLYS CR BD    464288620   119414  1048228 SH       SOLE                  1048228        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661     6108    49372 SH       SOLE                    49372        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    26956   510135 SH       SOLE                   510135        0        0
POWERSHS DB MULTI SECT COMM    PS DB AGRICUL FD 73936B408    31740  1079236 SH       SOLE                  1079236        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507   103084  3948079 SH       SOLE                  3948079        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    19191   969259 SH       SOLE                   969259        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   166745  4878734 SH       SOLE                  4878734        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    30791   822627 SH       SOLE                   822627        0        0
SCHWAB STRATEGIC TR            US DIVIDEND EQ   808524797    21913   762187 SH       SOLE                   762187        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   140698  5449176 SH       SOLE                  5449176        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    24452   809409 SH       SOLE                   809409        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     4355    80117 SH       SOLE                    80117        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    36073   618011 SH       SOLE                   618011        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    30906  1174694 SH       SOLE                  1174694        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    46078   627460 SH       SOLE                   627460        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    19569   113848 SH       SOLE                   113848        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417   124321  3091803 SH       SOLE                  3091803        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    29088  1187248 SH       SOLE                  1187248        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    41567   674903 SH       SOLE                   674903        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607    34705   482278 SH       SOLE                   482278        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315   102063  1901673 SH       SOLE                  1901673        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406    44677   792711 SH       SOLE                   792711        0        0